Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 669,489	$ 510,894	$ 412,977
Cost of revenue	515,647	382,187	343,972
Gross profit	153,842	128,707	69,005
Operating expenses:
Sales and marketing	56,162	37,411	29,432
Research and development	31,087	24,576	26,070
General and administrative	207,972	123,011	85,167
Transaction expenses	9,949	2,246	2,494
Total operating expenses	305,170	187,244	143,163
Loss from operations	(151,328)	(58,537)	(74,158)
Interest (expense) income, net	(6)	921	1,953
Gain (loss) on disposal of assets	33	(147)	(291)
Gain (loss) on fair value remeasurement of contingent consideration	0	1,024	(2,919)
Change in fair value of derivative warrant liabilities	0	0	(534)
Loss on abandonment of assets	0	0	(11,226)
Gain (loss) on foreign currency	33,567	(9,519)	3,875
Total other income (expense)	33,594	(7,721)	(9,142)
Loss before income taxes	(117,734)	(66,258)	(83,300)
Income tax benefit (expense)	2,496	(509)	(5,340)
Gain from equity method investment	3,657	3,727	3,106
Net loss	$ (111,581)	$ (63,040)	$ (85,534)
Loss per share attributable to common stockholders:
Basic	$ (0.44)	$ (0.27)	$ (0.38)
Diluted	$ (0.44)	$ (0.27)	$ (0.38)
Weighted average common stock outstanding:
Basic	254,757,802	229,509,169	225,882,254
Diluted	254,757,802	229,509,169	225,882,254